Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Although we do not have a formal policy regarding the timing of awards of stock options, stock appreciation rights, or similar option-like instruments to our NEOs included in the Summary Compensation Table, we do not make these awards or any other form of equity compensation in anticipation of the release of material, non-public information. Similarly, we do not time the release of material, non-public information based on stock option, stock appreciation right or other equity award grant dates for the purpose of affecting the value of executive compensation. In 2024, no stock options, stock appreciation rights, or similar option-like instruments were granted to any of our NEOs during any period beginning four business days before filing or furnishing of a periodic report or current report disclosing material, non-public information and ending one business day after the filing or furnishing of any such report with the SEC.
In recent years, none of our NEOs has been granted any stock appreciation rights. Under the Amended 2021 Plan, we grant Options to purchase shares of our Subordinate Voting Shares to NEOs as part of their long-term equity incentive compensation. We generally grant equity awards to the NEOs at approximately the same time each year. In addition, we may choose to grant equity awards outside of the annual equity awards (e.g., as part of a new hire package or as a retention or promotional incentive). Options generally may be granted only with an exercise price equal to or above the fair market value of our shares of Subordinate Voting Shares on the date of grant.

Award Timing Method	We generally grant equity awards to the NEOs at approximately the same time each year. In addition, we may choose to grant equity awards outside of the annual equity awards (e.g., as part of a new hire package or as a retention or promotional incentive). Options generally may be granted only with an exercise price equal to or above the fair market value of our shares of Subordinate Voting Shares on the date of grant.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Although we do not have a formal policy regarding the timing of awards of stock options, stock appreciation rights, or similar option-like instruments to our NEOs included in the Summary Compensation Table, we do not make these awards or any other form of equity compensation in anticipation of the release of material, non-public information.
MNPI Disclosure Timed for Compensation Value	true